Acquisition - Net Impact to Cash for Proceeds of Credit Agreement (Details) - USD ($)		12 Months Ended
	Apr. 17, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 15, 2016	Mar. 28, 2016
Business Acquisition [Line Items]
Acquisition of Accountable Health Solutions		$ 0	$ (4,000,000)
Term Loan		$ 5,821,000	$ 5,330,000
Common stock, par value (usd per share)		$ 0.04	$ 0.04	$ 0.04
Additional paid-in capital: fair value of SWK Warrant 1			$ 2,656,000
Term Loan [Member]
Business Acquisition [Line Items]
Credit Agreement		$ 5,000,000	5,000,000
Credit Agreement [Member] | Term Loan [Member]
Business Acquisition [Line Items]
Credit Agreement	$ 5,000,000.0
Term Loan		3,676,000	5,000,000
Debt discount associated with SWK Warrant 1		$ (1,122,000)	$ (2,785,000)
Common stock, par value (usd per share)					$ 0.04
Accountable Health Solutions, Inc Asset Purchase Agreement [Member]
Business Acquisition [Line Items]
Acquisition of Accountable Health Solutions	$ (4,000,000)
Common stock issued for acquisition (shares)	433,333
Common stock, par value (usd per share)	$ 0.04
Common Stock (6,500,000 shares at $0.04 par)	$ 3,000,000
Accountable Health Solutions, Inc Asset Purchase Agreement [Member] | Credit Agreement [Member]
Business Acquisition [Line Items]
Credit Agreement	5,000,000
Acquisition of Accountable Health Solutions	(4,000,000)
Net proceeds from Credit Agreement	$ 1,000,000
Common stock issued for acquisition (shares)	6,500,000
Common stock, par value (usd per share)	$ 0.04
Common Stock (6,500,000 shares at $0.04 par)	$ 260,000
Additional paid-in capital: issuance of shares	2,740,000
Net increase to APIC with Acquisition	5,396,000
Accountable Health Solutions, Inc Asset Purchase Agreement [Member] | Credit Agreement [Member] | SWK Warrant 1 [Member]
Business Acquisition [Line Items]
Additional paid-in capital: fair value of SWK Warrant 1	2,656,000
Accountable Health Solutions, Inc Asset Purchase Agreement [Member] | Credit Agreement [Member] | Term Loan [Member]
Business Acquisition [Line Items]
Term Loan	5,000,000
Net debt recorded with Acquisition	1,436,000
Accountable Health Solutions, Inc Asset Purchase Agreement [Member] | Credit Agreement [Member] | Term Loan [Member] | SWK Warrant 1 [Member]
Business Acquisition [Line Items]
Debt discount associated with SWK Warrant 1	(2,656,000)
Accountable Health Solutions, Inc Asset Purchase Agreement [Member] | Credit Agreement [Member] | Term Loan [Member] | SWK Warrant 2 [Member]
Business Acquisition [Line Items]
Derivative liability associated with SWK Warrant 2	$ (908,000)